Tax payable (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of Tax Payable

	As of December 31,
	2019	2020
Uncertain tax position (Note 19)	41,100	41,100
Withholding individual income tax	33,153	36,226
Value added tax	87	1

Total	74,340	77,327